Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2022
Intellectual property [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful lives [Line Items]
Amortization method	Straight-line
Intellectual property [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful lives [Line Items]
Estimated life	15 years
Intellectual property [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful lives [Line Items]
Estimated life	20 years
Customer Relations [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful lives [Line Items]
Estimated life	20 years
Amortization method	Straight-line
Production agreement [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful lives [Line Items]
Estimated life	6 years
Amortization method	Straight-line
Distribution right [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful lives [Line Items]
Amortization method	Straight-line over the contract period
Distribution right [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful lives [Line Items]
Estimated life	10 years
Distribution right [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful lives [Line Items]
Estimated life	15 years
Goodwill [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful lives [Line Items]
Estimated life	Indefinite
Amortization method	Not amortized